Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Sales commissions	¥ 1,935	¥ 1,926	¥ 3,150
Ticket office expenses	3,160	2,875	2,605
Computer reservation services	835	777	605
Advertising and promotion	196	173	122
Others	755	553	494
Promotion and selling expenses	¥ 6,881	¥ 6,304	¥ 6,976